Equity instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classification [Abstract]
Financial assets held for trading		R$ 0	R$ 489,770	R$ 398,461
Financial Assets Measured At Fair Value Through Profit or Loss Held For Trading		766,333	0	0
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		298,297	0	0
Other Financial assets designated at fair value through profit or loss		0	33,368	42,455
Financial assets available-for-sale		0	1,106,637	1,985,473
Financial Assets Measured At Fair Value Through Other Comprehensive Income		40,986	0	0
Total		1,105,616	1,629,775	2,426,389
Type:
Shares of Brazilian companies		783,475	389,113	1,185,653
Shares of foreign companies		1,933	5,347	3,588
Investment funds	[1]	320,208	1,235,315	1,237,148
Total		R$ 1,105,616	R$ 1,629,775	R$ 2,426,389

[1]	Composed mainly by investment on fixed income, public and private securities.